SCHEDULE OF INFORMATION ABOUT REPORTED SEGMENT PROFIT OR LOSS AND ASSETS (Details) - USD ($) $ in Thousands	3 Months Ended						9 Months Ended		12 Months Ended
	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Segment Reporting Information [Line Items]
Revenues	$ 1,010			$ 1,284			$ 7,773	$ 1,316	$ 5,207
Operating loss							(5,681)		(14,081)
Financing expenses, net							(17,368)		(14,312)
Share in losses of affiliated companies accounted for under equity method, net	(1,007)			(734)			(1,499)	(734)	(1,200)	(2,966)
Net loss	(10,379)	$ 3,390	$ (17,557)	$ (18,035)	$ (2,585)	$ (4,638)	(24,547)	$ (25,258)	(29,773)	(11,815)
Total assets	17,161						17,161		6,009	$ 91
Total expenditures for assets of reportable segments							935		2,030
Total depreciation for reportable segments							(526)		(96)
Breast Cancer Test [Member]
Segment Reporting Information [Line Items]
Revenues
Operating loss							(4,685)		(4,943)
Net loss									(4,943)
Total assets	10,257						10,257		1,554
Total expenditures for assets of reportable segments							2		24
Total depreciation for reportable segments							(22)		(28)
Alzheimer [Member]
Segment Reporting Information [Line Items]
Revenues
Operating loss									(8,327)
Net loss									(8,327)
Total assets
Total expenditures for assets of reportable segments
Total depreciation for reportable segments
COVID Nineteen Testing [Member]
Segment Reporting Information [Line Items]
Revenues							7,773		5,207
Operating loss							(996)		(991)
Net loss									(991)
Total assets	$ 6,904						6,904		4,455
Total expenditures for assets of reportable segments							933		2,006
Total depreciation for reportable segments							$ (504)		$ (68)